Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized unaudited quarterly financial data
Interest income	$ 20,094	$ 19,933	$ 20,669	$ 21,606	$ 22,876	$ 24,449	$ 26,283	$ 27,183	$ 82,302	$ 100,791	$ 122,199
Interest expense	3,805	4,096	4,472	4,905	5,420	6,897	8,048	8,959	17,278	29,324	46,240
Net interest income	16,289	15,837	16,197	16,701	17,456	17,552	18,235	18,224	65,024	71,467	75,959
Provision for loan losses	870	2,476	4,346	7,302	14,117	17,679	14,740	21,314	14,994	67,850	211,800
Noninterest income (loss)	366	2,200	1,993	3,108	(1,127)	(171)	3,383	2,125	7,667	4,210	18,638
Noninterest expense	22,355	20,394	18,767	19,911	23,395	24,086	25,553	30,642	81,427	103,676	95,332
Loss before provision for income taxes (benefit)	(6,570)	(4,833)	(4,923)	(7,404)	(21,183)	(24,384)	(18,675)	(31,607)	(23,730)	(95,849)	(212,535)
Provision for income taxes (benefit)	(2,182)	0	0	0	0	2,110	0	43	(2,182)	2,153	(2,179)
Net loss	(4,388)	(4,833)	(4,923)	(7,404)	(21,183)	(26,494)	(18,675)	(31,650)	(21,548)	(98,002)	(210,356)
Net income attributable to non-controlling interest	1,210	1,088	744	501	230	247	118	17	3,543	612	983
Net loss available to common shareholders	$ (5,598)	$ (5,921)	$ (5,667)	$ (7,905)	$ (21,413)	$ (26,741)	$ (18,793)	$ (31,667)	$ (25,091)	$ (98,614)	$ (99,225)
Basic and diluted loss per share	$ (0.03)	$ (0.05)	$ (0.15)	$ (0.23)	$ (0.62)	$ (0.77)	$ (0.56)	$ (0.95)